Reporting and Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Nature of Operations
Nature of Operations  The Progressive insurance organization began business in 1937. The financial results of The Progressive Corporation include its subsidiaries and affiliates (references to “subsidiaries” in these notes include affiliates as well). Our insurance subsidiaries write personal and commercial auto insurance, personal residential property insurance, business-related general liability and commercial property insurance predominantly for small businesses, workers’ compensation insurance primarily for the transportation industry, and other specialty property-casualty insurance and provide related services.
We report two operating segments. Our Personal Lines segment writes insurance for personal autos and special lines products (i.e., recreational vehicles), collectively referred to as our personal vehicle business, and, beginning in the fourth quarter 2024, personal residential property insurance for homeowners and renters. Our Commercial Lines segment writes auto-related liability and physical damage insurance, business-related general liability and commercial property insurance predominately for small businesses, and workers’ compensation insurance primarily for the transportation industry. We operate our businesses throughout the United States, through both the independent agency and direct channels.

Basis of Consolidation and Reporting	Basis of Consolidation and Reporting The accompanying consolidated financial statements include the accounts of The Progressive Corporation and our wholly owned insurance and non-insurance subsidiaries in which we have a controlling financial interest. All intercompany accounts and transactions are eliminated in consolidation. All revenues are generated from external customers and we do not have a reliance on any major customer.
Estimates
Estimates  We are required to make estimates and assumptions when preparing our financial statements and accompanying notes in conformity with accounting principles generally accepted in the United States of America (GAAP). As estimates develop into fact, results may, and will likely, differ from those estimates.

Investments
Investments  Our fixed-maturity securities and short-term investments are accounted for on an available-for-sale basis. Fixed-maturity securities are debt securities, which may have fixed or variable principal payment schedules, may be held for indefinite periods of time, and may be used as a part of our asset/liability strategy or sold in response to changes in interest rates, anticipated prepayments, risk/reward characteristics, liquidity needs, or other economic factors. These securities are carried at fair value with the corresponding unrealized gains (losses), net of deferred income taxes, reported in accumulated other comprehensive income.
Short-term investments may include commercial paper, repurchase transactions, and other securities expected to mature within one year. From time to time, we may also invest in municipal bonds that have maturity dates that are longer than one year but have either liquidity facilities or mandatory put features within one year.
Equity securities include common stocks, nonredeemable preferred stocks, and other risk investments. Common stocks and nonredeemable preferred stocks are carried at fair value, with the changes in fair value reported in net holding period gains (losses) on securities on the consolidated statements of comprehensive income. Our other risk investments are accounted for under the equity method of accounting. These securities are carried at cost and adjusted for our share of the investee’s earnings or losses, with the changes in carrying value reported in investment income.
We did not have any open derivative instruments at December 31, 2024, 2023, or 2022. From time to time, we entered into interest rate swaps to hedge the exposure to variable cash flows of a forecasted transaction (i.e., cash flow hedge).
Derivatives designated as hedges are required to be evaluated on established criteria to determine the effectiveness of their correlation to, and ability to reduce the designated risk of, specific securities or transactions. Effectiveness is required to be reassessed regularly. For cash flow hedges that are deemed to be effective, the changes in fair value of the hedge would be reported as a component of accumulated other comprehensive income and subsequently amortized into earnings over the life of the hedged transaction. If a hedge is deemed to become ineffective or discontinued, changes in fair value of the derivative instrument would be reported in income for the current period. See Note 4 – Debt for a summary of our closed debt issuance cash flow hedges.
Investment securities are exposed to various risks such as interest rate, market, credit, and liquidity risk. Fair values of securities fluctuate based on the nature and magnitude of changing market conditions; significant changes in market conditions could materially affect the portfolio’s value in the near term. We routinely monitor our fixed-maturity portfolio for pricing changes that might indicate potential credit losses exist and perform detailed reviews of securities with unrealized losses. For an unrealized loss that we determined to be related to current market conditions, we will not record an allowance for credit losses or write off the unrealized loss for the securities we do not intend to sell. We will continue to monitor these securities to determine if the unrealized loss is due to credit deterioration. If we believe that a potential credit loss exists, we record an allowance for the credit loss and recognize the realized loss as a component of realized gains (losses) in the income statement. Once a credit loss allowance has been established, we continue to evaluate the security, at least quarterly, to determine if changes in conditions have created the need to either increase or decrease the allowance recorded. If we determine that a security with a credit loss allowance previously recorded is likely to be sold prior to the potential recovery of the credit loss, or if we determine that the loss is uncollectible, we reverse the allowance and write down the security to its fair value.
Investment income consists of interest, dividends, accretion, and amortization. Interest is recognized on an accrual basis using the effective yield method, except for asset-backed securities as discussed below. Depending on the nature of the equity instruments, dividends are recorded at either the ex-dividend date or on an accrual basis.
Interest income for asset-backed securities is based on estimated cash flows, including expected changes in interest rates and estimated prepayments of principal. Prepayment assumptions are reviewed and updated quarterly, and effective yields are recalculated when differences arise between the prepayments originally estimated, and the actual prepayments received and currently estimated. For asset-backed securities of high credit quality, the effective yield is recalculated on a retrospective basis to the inception of the investment holding period, and applies the required adjustment, if any, to the cost basis, with the offset recorded to investment income. For those securities below high credit quality, interest-only securities, and certain asset-backed securities where there is a greater risk of non-performance, the effective yield is recalculated on a prospective basis for future period adjustments, resulting in no current period impact.
Realized gains (losses) on securities are computed based on the first-in first-out method. Realized gains (losses) also include holding period valuation changes on equity securities and hybrid instruments (e.g., securities with embedded options, where the option is a feature of the overall change in the value of the instrument), as well as initial and subsequent changes in credit allowance losses and write-offs for losses deemed uncollectible or securities in a loss position that are expected to be sold prior to the recovery of the credit loss.

Insurance Premiums and Receivables
Insurance Premiums and Receivables  Insurance premiums written are earned into income on a pro rata basis over the period of risk, based on a daily earnings convention. Accordingly, unearned premiums represent the portion of premiums written with unexpired risk. We write insurance and provide related services to individuals and commercial accounts and offer a variety of payment plans. Generally, premiums are collected prior to providing risk coverage, minimizing our exposure to credit risk.
For our Personal Lines vehicles and Commercial Lines businesses, we perform a policy-level evaluation to determine the extent to which the premiums receivable balance exceeds the unearned premiums balance. To determine an allowance for credit losses, we evaluate the collectibility of premiums receivables based on historical and current collections experience of the aged exposures, using actuarial analysis. Our estimate of the future recoverability of our projected ultimate at-risk exposures also takes into consideration any unusual circumstances that we may encounter, such as moratoriums or other programs that may suspend collections.
For our Personal Lines property business, the risk of uncollectibility is relatively low. If premiums are unpaid by the policy due date, we provide advance notice of cancellation in accordance with each state’s requirements and, if the premiums remain unpaid after the indicated cancellation date, we cancel the policy and write off any remaining balance.

Deferred Acquisition Costs
Deferred Acquisition Costs  Deferred acquisition costs include commissions, premium taxes, and other variable underwriting and direct sales costs incurred in connection with the successful acquisition or renewal of insurance contracts. These acquisition costs, net of ceding allowances, are deferred and amortized over the policy period in which the related premiums are earned. We consider anticipated investment income in determining recoverability of these costs. Management believes these costs will be fully recoverable in the near term.

Loss and Loss Adjustment Expense Reserves
Loss and Loss Adjustment Expense Reserves  Loss reserves represent the estimated liability on claims reported to us, plus reserves for losses incurred but not recorded. These estimates are reported net of amounts estimated to be recoverable from salvage and subrogation. Loss adjustment expense reserves represent the estimated expenses required to settle these claims. The methods of making estimates and establishing these reserves are reviewed regularly and resulting adjustments are reflected in income in the current period. Such loss and loss adjustment expense reserves are susceptible to change.

Reinsurance
Reinsurance  Our reinsurance activity includes transactions which are categorized as Regulated and Non-Regulated. Regulated refers to plans in which we participate that are governed by insurance regulations and include state-provided reinsurance facilities (e.g., Michigan Catastrophic Claims Association, North Carolina Reinsurance Facility, Florida Hurricane Catastrophe Fund), as well as state-mandated involuntary plans for commercial vehicles (Commercial Automobile Insurance Procedures/Plans – CAIP) and federally regulated plans for flood (National Flood Insurance Program – NFIP); we act as a participant in the “Write Your Own” program for the NFIP.
Non-Regulated includes voluntary contractual arrangements primarily related to our Personal Lines property business and to the transportation network company (TNC) business written by our Commercial Lines segment. Prepaid reinsurance premiums are earned on a pro rata basis over the period of risk, based on a daily earnings convention, which is consistent with premiums earned. See Note 7 – Reinsurance for further discussion.
We routinely monitor changes in the credit quality and concentration risks of the reinsurers who are counterparties to our reinsurance recoverables to determine if an allowance for credit losses should be established.
Income Taxes
Income Taxes  The income tax provision is calculated under the balance sheet approach. Deferred tax assets and liabilities are recorded based on the temporary difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal items giving rise to such differences include:
•unearned premiums reserves;
•investment securities (e.g., net unrealized gains (losses) and net holding period gains (losses) on securities);
•deferred acquisition costs;
•loss and loss adjustment expense reserves;
•non-deductible accruals;
•software development costs; and
•property and equipment.
We review our deferred tax assets regularly for recoverability. See Note 5 – Income Taxes for further discussion.

Property and Equipment
Property and Equipment  Property and equipment are recorded at cost, less accumulated depreciation. Depreciation is recognized over the estimated useful lives of the assets using accelerated methods for computer equipment and the straight-line method for all other fixed assets. We evaluate impairment whenever events or circumstances warrant such a review and write off the impaired assets if appropriate.

Goodwill and Intangible Assets
Goodwill and Intangible Assets Goodwill is the excess of the purchase price over the estimated fair value of the assets and liabilities acquired and represents the future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. At December 31, 2024 and 2023, we had goodwill of $228 million included in other assets in our consolidated balance sheets, which is primarily attributable to our Personal Lines auto business written through the independent agency channel and related to the April 1, 2015, acquisition of a controlling interest in ARX Holding Corp. There were no changes to the carrying amount of goodwill during the year ended December 31, 2024.
We evaluate our goodwill for impairment at least annually using a qualitative approach. If events or changes in circumstances indicate that the carrying value of goodwill may not be recoverable, we will evaluate it for impairment using a quantitative approach.
In 2022, we recorded an impairment loss of $225 million, related to the goodwill assigned to the reporting units of our Personal Lines property business. There were no previously recorded goodwill impairment losses on any of the outstanding goodwill.
Intangible assets are non-financial assets lacking physical substance (e.g., customer and agency relationships, trade names, software rights) and represent the future economic benefit of those acquired assets.
Goodwill and intangible assets are included in other assets in our consolidated balance sheets. The amortization of intangible assets is included in the other, net line item, and is a component of net cash provided by operating activities, in our consolidated statements of cash flows. The December 31, 2023 and 2022 amounts, which were presented separately in the prior year, were reclassified to conform to the current year presentation.

Guaranty Fund Assessments
Guaranty Fund Assessments  We are subject to state guaranty fund assessments, which provide for the payment of covered claims or other insurance obligations of insurance companies deemed insolvent. These assessments are accrued after a determination of insolvency has occurred, and we have written the premiums on which the assessments will be based. Assessments are expensed when incurred except for assessments that are available for recoupment from policyholders or are eligible to offset premiums taxes payable, which are capitalized to the extent allowable.

Fees and Other Revenues	Fees and Other Revenues Fees and other revenues are considered as part of our underwriting operations and primarily represent fees collected from policyholders relating to installment charges in accordance with our bill plans, as well as late payment and insufficient funds fees, and revenue from ceding commissions. Fees and other revenues are generally earned when invoiced, except for excess ceding commissions, which are earned over the policy period
Service Revenues and Expenses	Service Revenues and Expenses Our service businesses primarily provide insurance-related services. Service revenues and expenses from our commission-based businesses are recorded in the period in which they are earned or incurred.
Equity-Based Compensation
Equity-Based Compensation  We issue time-based and performance-based restricted stock unit awards to key members of management as our form of equity compensation and time-based restricted stock awards to non-employee directors. Collectively, we refer to these awards as restricted equity awards. Generally, restricted equity awards are expensed pro rata over their respective vesting periods (i.e., requisite service period), based on the market value of the awards at the time of grant, with accelerated expense for participants who satisfy qualified retirement eligibility. We record an estimate for expected forfeitures of restricted equity awards based on our historical forfeiture rates.
We credit dividend equivalent units to the unvested management restricted equity awards. Dividend equivalent units for these unvested time-based and performance-based awards are based on the amount of common share dividends declared by the Board of Directors, credited to outstanding restricted equity awards at the time a dividend is paid to shareholders, and distributed upon, or after, vesting of the underlying award.
Earnings Per Common Share
Earnings Per Common Share  Basic earnings per common share is computed using the weighted average number of common shares outstanding during the reporting period, excluding unvested, non-employee director, time-based restricted equity awards. Diluted earnings per common share includes common stock equivalents assumed outstanding during the period. Our common stock equivalents, which are calculated using the treasury stock method, include the incremental shares assumed to be issued for:
•earned but unvested time-based restricted equity awards; and
•performance-based restricted equity awards that satisfied certain contingency conditions for unvested common stock equivalents during the period and are highly likely to continue to satisfy the conditions until the date of vesting.
During 2024, we redeemed all of our outstanding Serial Preferred Shares, Series B. See Note 14 – Dividends for further discussion. To determine net income available to common shareholders, which is used in the calculation of the per common share amounts, we reduced net income by preferred share dividends, and, for 2024:
•underwriting discounts and commissions on the preferred share issuance;
•initial issuance costs related to the preferred shares; and
•excise taxes related to the preferred share redemption.
For periods when a net loss is reported, earnings per common share would be calculated using basic average equivalent common shares since diluted earnings per share would be antidilutive.

Supplemental Cash Flow Information
Supplemental Cash Flow Information  Cash and cash equivalents include bank demand deposits and daily overnight reverse repurchase commitments of funds held in bank demand deposit accounts by certain subsidiaries. The amount of overnight reverse repurchase commitments, which are not considered part of the investment portfolio, held by these subsidiaries at December 31, 2024, 2023, and 2022, were $127 million, $68 million, and $126 million. Restricted cash and restricted cash equivalents include collateral held against unpaid deductibles and cash that is restricted to pay flood claims under the NFIP’s “Write Your Own” program, for which certain subsidiaries are participants.

Commitments and Contingencies	Commitments and Contingencies We have certain noncancelable purchase obligations for goods and services with minimum commitments of $1,594 million at December 31, 2024, primarily consisting of software licenses, maintenance on information technology equipment, and media placements.
In addition, we have commitments for reinsurance agreements, primarily related to multiple-layer property catastrophe reinsurance contracts with various reinsurers with terms ranging from one to three years. The minimum commitment under these agreements at December 31, 2024, was $341 million, of which $270 million, $56 million, and $15 million will be paid in 2025, 2026, and 2027, respectively.

Litigation Reserves, Policy
Litigation Reserves  We establish accruals for pending lawsuits when it is probable that a loss has been, or will be, incurred and we can reasonably estimate potential loss exposure, which may include a range of loss, even though outcomes of these lawsuits are uncertain until final disposition. As to lawsuits for which the loss is considered neither probable nor estimable, or is considered probable but not estimable, we do not establish an accrual. For lawsuits that have settled, but for which settlement is not complete, an accrual is established at our best estimate of the loss exposure. We regularly evaluate pending litigation to determine if any losses not deemed probable and estimable become so, at which point we would establish an accrual at either our best estimate of the loss or the lower end of the range of loss.

New Accounting Standards
New Accounting Standards On January 1, 2024, we began amortizing the remaining original cost of tax equity investments to the provision for income taxes, since certain conditions were met, on the modified retrospective basis, pursuant to an Accounting Standards Update (ASU) issued by the Financial Accounting Standards Board. Previously,
these investments were accounted for under the equity method of accounting and the amortization was recognized as a net impairment loss on the consolidated statements of comprehensive income. The adoption of the ASU had no cumulative effect on retained earnings and did not have a material impact on our financial condition or results of operations. The amount of income tax credits and investment amortization recognized for the year ended December 31, 2024, and the carrying amount of the tax credit investments at December 31, 2024, were not material to our financial condition or results of operations and, therefore, no additional disclosure is provided.
Effective for our 2024 year end reporting, we adopted the ASU related to additional disclosures on segment reporting. The additional disclosures are intended to provide users of the financial statements with more transparent information about an entity's significant segment expenses, measures of segment profit or loss, and a discussion of how these measures are used by the chief operating decision maker to assess operating segment performance. Other than the new disclosures added to Note 10 – Segment Information, there was no impact to our financial condition or results of operations related to this standard.